Fair Value Measurement (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2016
Assumptions Used for Determining Fair Values

As of the closing of the Company’s March 31, 2017 offering, the estimated grant date fair value of $1.31 per share associated with the warrants to purchase up to 2,160,000 shares of common stock issued in this offering, or a total of approximately $2.8 million, was recorded as an offset to additional paid-in capital, and was estimated using a Black-Scholes valuation model with the following assumptions:

Stock price	$2.13
Exercise price	$2.50
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.93%
Expected life (in years)	5.00
Expected volatility	80.0%

As of the closing of the Company’s August 9, 2017 offering, the estimated grant date fair value of $1.03 per share associated with the warrant to purchase up to 1,434,639 shares of common stock issued in this offering, or a total of approximately $1.5 million, was recorded as an offset to additional paid-in capital, and was estimated using a Black-Scholes valuation model with the following assumptions:

Stock price	$1.39
Exercise price	$1.50
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.81%
Expected life (in years)	5.00
Expected volatility	100.0%

the estimated grant date fair value of $1.72 per share associated with the warrants to purchase 1,163,526 shares of common stock issued in this offering, or a total of approximately $2.0 million, was recorded as an offset to additional paid-in capital within common stock issuance costs, and was estimated using a Black-Scholes valuation model with the following assumptions:

Stock price	$2.70
Exercise price	$3.90
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.23%
Expected life (in years)	5.00
Expected volatility	90.0%

Over Allotment Option And Common Stock Warrants [Member]
Assumptions Used for Determining Fair Values

The fair values of these over-allotment options and all common stock warrants issued in this offering were estimated using Black-Scholes valuation models with the following assumptions:

	Over-allotment Options	Warrants
Stock price	$4.23	$4.23
Exercise price	$3.75	$4.68
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	0.02%	1.53%
Expected life (in years)	0.12	5.00
Expected volatility	168.1%	90.0%

The fair values of these instruments were estimated using a Black-Scholes valuation model with the following assumptions:

	Overallotment Options	Warrants
Stock price	$0.93	$0.93
Exercise price	$1.0331	$1.10
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	0.25%	1.24%
Expected life (in years)	0.08	5.00
Expected volatility	12.9%	80.0%